Basis of presentation and accounting policies - Financial information before intergroup elimination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,374,600	$ 3,312,536
Current assets	507,643	532,742
Total assets	3,882,243	3,845,278
Non-current liabilities	2,121,327	2,172,030
Current liabilities	562,302	450,551
Total liabilities	2,683,629	2,622,581
Equity	1,198,614	1,222,697	$ 797,142	$ 803,324
Revenue	1,558,640	1,426,145	1,575,153
Gross profit	420,215	454,720	545,170
Operating income	223,635	298,974	369,149
Financial Results	(207,023)	(291,326)	(239,492)
Share of income in associates	(5,353)	(4,146)	(15,841)
Income tax expense	17,079	14,101	46,925
Net income	(5,820)	(10,599)	66,891
Other comprehensive loss for the year	(25,020)	(248,585)	(25,135)
Total comprehensive income for the year	(30,840)	(259,184)	$ 41,756
Toscana Aeroporti S.p.a.
Disclosure of subsidiaries [line items]
Non-current assets	245,541	239,489
Current assets	55,248	51,192
Total assets	300,789	290,681
Non-current liabilities	60,650	65,552
Current liabilities	105,298	89,414
Total liabilities	166,523	154,966
Equity	134,266	135,715
Revenue	145,633	155,482
Gross profit	41,061	40,405
Operating income	25,938	26,795
Financial Results	(1,752)	(1,543)
Share of income in associates	35	43
Income tax expense	(8,174)	(7,927)
Net income	16,047	17,368
Other comprehensive loss for the year	(2,722)	(6,115)
Total comprehensive income for the year	13,325	11,253
Dividends paid	(14,774)	(11,757)
Increase/(decrease) in cash
Provided by operating activities	24,166	24,552
Used in investing activities	(8,452)	(11,765)
Used in financing activities	$ (9,240)	$ (11,181)